REAL ESTATE PROPERTY ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2014
REAL ESTATE PROPERTY ACQUISITIONS [Abstract]
Summary of Real Estate Property

A summary of real estate property at September 30, 2014, is as follows:

	Estimated	September 30,
	Life	2014
Buildings	30 years	$2,419,555
Land	Not depreciated	551,251
Total real estate property		2,970,806
Less: Accumulated depreciation		(7,515)
Real estate property, net		$2,963,291